Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Schedule of Income and Share Data Used in Basic and Diluted EPS Calculation

The following table reflects the income and share data used in the basic and diluted EPS calculation:

	At December 31,	At December 31,	At December 31,
	2022	2021	2020
	(EUR thousand)

Profit attributable to ordinary equity holders of the parent	142,849	134,321	78,513

Weighted average number of ordinary shares for basic EPS	264,699,481	252,670,872	240,501,960
Weighted average number of ordinary shares adjusted for the effect of dilution	264,701,062	252,690,321	240,501,960

	2022	2021	2020
Basic earnings per common share (in EUR)	0.54	0.53	0.33
Diluted earnings per common share (in EUR)	0.54	0.53	0.33